SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Expected volatility (weighted-average)		108.00%
Expected life (weighted-average)		10 years
Expected dividends
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 4.31	$ 1.25
Expected volatility (weighted-average)	73.00%
Expected life (weighted-average)	4 years 1 month 17 days
Risk-free interest rate (based on US government bonds)	4.24%	3.62%
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 5.72	$ 1.67
Expected volatility (weighted-average)	95.00%
Expected life (weighted-average)	10 years
Risk-free interest rate (based on US government bonds)	4.26%	3.73%